Investment in Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Shares and Warrants [Abstract]
Schedule of Short-term Investments Classified Within Level 1 Valuation Inputs

The following table presents the changes in investment in shares for the years ended December 31, 2025 and 2024:

Balance as of December 31, 2023	$37

Proceeds from sale of shares	(29)
Changes in fair value	(8)

Balance as of December 31, 2024	$0
Purchase of shares	336
Changes in fair value	447

Balance as of December 31, 2025	$783